Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value$0.001 pershare
Amount Registered | shares	4,126,321
Proposed Maximum Offering Price per Unit	1.82
Maximum Aggregate Offering Price	$ 7,509,904.22
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,149.77
Offering Note

(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock (“Shares”) that become issuable under the Registrant’s 2018 Equity Incentive Plan (the “2018 EIP”) and Amended 2018 Employee Stock Purchase Plan (the “2018 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the outstanding Shares.

(2)Represents additional Shares to be registered and available for grant under the 2018 EIP resulting from the annual 5% automatic increase in the number of authorized Shares available for issuance under the 2018 EIP.

(3)Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per Share of $1.82 was computed by averaging the high and low prices of a share of Registrant’s common stock as reported on The Nasdaq Global Market on February 21, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value$0.001 pershare
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	1.55
Maximum Aggregate Offering Price	$ 1,162,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 177.98
Offering Note	(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock (“Shares”) that become issuable under the Registrant’s 2018 Equity Incentive Plan (the “2018 EIP”) and Amended 2018 Employee Stock Purchase Plan (the “2018 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the outstanding Shares

(4)Represents additional Shares to be registered and available for grant under the 2018 ESPP resulting from the annual 1% automatic increase in the number of Shares reserved for issuance; provided that no more than 3,050,000 Shares may be issued over the term of the 2018 ESPP.

(5)Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per Share of $1.55 was computed by averaging the high and low prices of a share of Registrant’s common stock as reported on The Nasdaq Global Market on February 21, 2025, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2018 ESPP.